Share Capital - Schedule of Share Capital (Details) - CAD ($)			12 Months Ended
	Jun. 01, 2017	Oct. 20, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [line items]
Equity			$ 10,689,620	$ 24,674,306	$ 13,819,193
Share capital issued, beginning (shares)			121,258,222
Share issue costs			$ (1,391,057)	(500,163)	(753,744)
Equity			$ 8,283,846	$ 10,689,620	24,674,306
Share capital issued ending (shares)			141,805,722	121,258,222
Share Purchase Agreement
Disclosure of classes of share capital [line items]
Issued shares					4,371,687
At-the-market agreement
Disclosure of classes of share capital [line items]
Issued shares			$ 2,348,821	$ 1,456,296	$ 20,049,693
Issued (shares)			3,301,500	3,006,600	18,860,454
Gross proceeds from common shares			$ 2,348,821	$ 1,456,296
Share issue costs			(245,655)	(500,163)
Public Offering
Disclosure of classes of share capital [line items]
Issued shares			11,511,500
Issued (shares)	16,445,000
Gross proceeds from common shares	$ 11,511,500
Share issue costs	$ (1,145,402)
Shares
Disclosure of classes of share capital [line items]
Equity			$ 262,321,825	$ 261,324,692	$ 237,657,056
Share capital issued, beginning (shares)			121,258,222	118,151,622	93,512,494
Issued shares			$ 536,949	$ 41,000
Issued (shares)		146,397	801,000	100,000
Share issue costs			$ (1,391,057)	$ (500,163)	$ (753,744)
Equity			$ 271,710,138	$ 262,321,825	$ 261,324,692
Share capital issued ending (shares)			141,805,722	121,258,222	118,151,622
Shares | Share Purchase Agreement
Disclosure of classes of share capital [line items]
Issued shares					$ 4,371,687
Issued (shares)					5,778,674
Shares | At-the-market agreement
Disclosure of classes of share capital [line items]
Issued shares			$ 2,348,821		$ 20,049,693
Issued (shares)			3,301,500		18,860,454
Shares | Public Offering
Disclosure of classes of share capital [line items]
Issued shares			$ 7,893,600
Issued (shares)			16,445,000
Warrants
Disclosure of classes of share capital [line items]
Equity			$ 0	$ 0	$ 0
Share capital issued, beginning (shares)			0	0	0
Issued (shares)			16,445,000
Equity			$ 3,617,900	$ 0	$ 0
Share capital issued ending (shares)			16,445,000	0	0
Warrants | Public Offering
Disclosure of classes of share capital [line items]
Issued shares			$ 3,617,900
Issued (shares)			16,445,000